Leases (Details) - Schedule of right-of-use assets - Buildings [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Cost:
Cost at beginning of year
Acquisition of subsidiary	619
Additions	152
Cost at ending of year	771
Accumulated Depreciation:
Accumulated depreciation at beginning of year
Acquisition of subsidiary	(92)
Charge for the year	(88)
Accumulated Depreciation, Balance at ending of year	(180)
Carrying amount
Carrying amount, Balance at ending of year	$ 591